Commitments and contingencies - Contingencies (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Loss Contingencies [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		¥ 3,232,024		¥ (3,439,260)	¥ (571,075)	$ 507,175	¥ (287,443)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		¥ (124,615)	$ (19,553)	¥ 75,427	¥ 166,606
Mars Guangyuan Cai | Pending litigation | Shanghai Zhixiang Technology Co., Ltd.
Loss Contingencies [Line Items]
Percentage of equity interest held	62.00%
Percentage of equity interest of Shanghai Zhixiang claimed by the plaintiffs	3.00%